Award Timing Disclosure	12 Months Ended
Oct. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
The Company typically makes annual grants of long-term incentive awards in early December, but may make grants at other times in connection with new hires, promotions, or other special situations. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of long-term incentive awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.